Equity (Details 1 - Textuals) R$ / shares in Units, $ / shares in Units, R$ in Thousands, $ in Thousands							1 Months Ended	12 Months Ended
		Oct. 08, 2021 BRL (R$) R$ / shares	Jun. 28, 2021 BRL (R$) R$ / shares	Apr. 30, 2021 BRL (R$)	Jul. 31, 2019 BRL (R$) shares	May 31, 2019 BRL (R$)	Nov. 30, 2021 BRL (R$) R$ / shares shares	Dec. 31, 2021 BRL (R$) Item R$ / shares shares	Dec. 31, 2020 BRL (R$) R$ / shares shares	Dec. 31, 2019 BRL (R$)	Dec. 31, 2021 USD ($) $ / shares shares	Nov. 10, 2021 $ / shares shares	Aug. 02, 2019 BRL (R$)	Jul. 30, 2019 BRL (R$)
Net equity
Share capital								R$ 36	R$ 68,968
Number of shares issued | shares								132,197,896	121,086,781		132,197,896
Capital increase – Stock redemption reserve										R$ 0
Share Premium								R$ 915,947	R$ 0
Par value per share | R$ / shares	[1]							R$ 0.00027	R$ 0.56958
Share-based compensation								R$ 2,498	R$ 2,652	3,170
Share issuance costs, net of taxes								(66,876)
Dividends liability								0
Additional dividends of previous year						R$ 26,567		95,368	16,263	26,567
Dividends paid								R$ 126,045	30,977	40,059
Additional distribution of dividends of previous year						11,119
Distribution of dividends from retained earnings						R$ 15,448
Class A common shares
Net equity
Number of shares issued | shares								15,000,000			15,000,000	15,000,000
Number of voting rights per share | Item								1
Subscription price per share | $ / shares											$ 15	$ 15
Share Premium								R$ 915,947			$ 166,666
Par value per share | $ / shares											$ 0.00005
Class B common shares
Net equity
Number of shares issued | shares								117,197,896			117,197,896
Number of voting rights per share | Item								10
CI&T Brazil
Net equity
Share capital									68,968
Annual limit of provision for interest on equity				R$ 6,288
Additional dividends of previous year		R$ 55,005		R$ 40,363
Dividends paid			R$ 71,040
Dividends declared and paid per common share in 2020 | R$ / shares		R$ 31.24	R$ 17.6
Sensedia S.A.
Net equity
Amount of Spin-off of the Sensedia SA					R$ 4,630
Share capital
Net equity
Share capital					R$ 73,598								R$ 68,968	R$ 30,098
Capital increase – Stock redemption reserve										43,500
Cancellation of ordinary shares | shares					59,546
Capital increase, shares | shares							121,086,781
Par value per share | R$ / shares							R$ 0.00027
Capital increase							R$ 33
Share-based compensation								R$ 0	0	0
Share issuance costs, net of taxes								0
Additional dividends of previous year								0	R$ 0	0
Share capital | CI&T Brazil
Net equity
Number of common shares outstanding | shares									121,086,781
Capital reserve
Net equity
Capital increase – Stock redemption reserve										0
Capital increase							88,206
Share-based compensation							2,498	2,498	R$ 2,652	3,170
Share issuance costs, net of taxes							R$ (66,876)	(66,876)
Additional dividends of previous year								0	0	0
Stock redemption reserve
Net equity
Capital increase – Stock redemption reserve					R$ 43,500					(43,500)
Share-based compensation								0		0
Share issuance costs, net of taxes								0
Additional dividends of previous year								R$ 0	R$ 0	R$ 0

[1]	In November 2021 the Group’s shareholders approved a capital stock share split with a 1:68.14 share split ratio. As a result of the share split, the Group’s historical financial statements have been revised to reflect the number of shares and per share data as if the share split had been in effect for all periods presented.